LEASED PROPERTIES - Rent Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
LEASED PROPERTIES
Rental expense	$ 10,032	$ 7,992	$ 8,921
Real estate
LEASED PROPERTIES
Rental expense	1,994	1,795	1,582
Equipment
LEASED PROPERTIES
Rental expense	4,107	3,278	3,023
Cold Storage
LEASED PROPERTIES
Rental expense	$ 3,931	$ 2,919	$ 4,316